UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended            June 30, 2005

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-293


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD             July 21, 2005

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      47

 Form 13F Information Table Value Total:      $      661,562
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]


        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>


 AGL RESOURCES INC.         COM       001204106  9,663     250,000  SH       SOLE           250,000
 AIR PRODUCTS & CHEMICA     COM       009158106  7,538     125,000  SH       SOLE           125,000
 AMERADA HESS CORP          COM       023551104  7,988      75,000  SH       SOLE           75,000
 APACHE CORP.               COM       037411105  11,434    177,000  SH       SOLE           177,000
 AQUA AMERICA, INC.         COM       03836W103  9,368     315,000  SH       SOLE           315,000
 ARCH COAL INC.             COM       039380100  4,902      90,000  SH       SOLE           90,000
 BAKER HUGHES, INC..        COM       057224107  6,651     130,000  SH       SOLE           130,000
 BJ SERVICES CO.            COM       055482103  19,418    370,000  SH       SOLE           370,000
 BP P.L.C.              SPONSORED ADR 055622104  37,428    600,000  SH       SOLE           600,000
 BURLINGTON RESOURCES I     COM       122014103  13,633    246,800  SH       SOLE           246,800
 CHEVRON CORP.              COM       166764100  35,509    635,000  SH       SOLE           635,000
 CONOCOPHILLIPS             COM       20825C104  32,194    560,000  SH       SOLE           560,000
 CONSOL ENERGY INC.         COM       20854P109  8,503     158,700  SH       SOLE           158,700
 DEVON ENERGY CORP.         COM       25179M103  17,991    355,000  SH       SOLE           355,000
 DUKE ENERGY CORP.          COM       264399106  6,470     217,624  SH       SOLE           217,624
 DUPONT EI DE NEMOURS       COM       263534109  7,527     175,000  SH       SOLE           175,000
 ENERGEN CORP.              COM       29265N108  14,020    400,000  SH       SOLE           400,000
 EOG RESOURCES INC.         COM       26875P101  20,448    360,000  SH       SOLE           360,000
 EQUITABLE RESOURCES IN     COM       294549100  15,300    225,000  SH       SOLE           225,000
 EXXON MOBIL CORP.          COM       30231G102  65,516   1,140,000 SH       SOLE          1,140,000
 GENERAL ELECTRIC CO.       COM       369604103  15,759    454,800  SH       SOLE           454,800
 GLOBALSANTAFE CORP.        COM       G3930E101  11,832    290,000  SH       SOLE           290,000
 GRANT PRIDECO INC          COM       38821G101  8,147     308,000  SH       SOLE           308,000
 HOLLY CORP.            COM PAR $0.01 435758305  10,501    225,000  SH       SOLE           225,000
 KERR-MCGEE CORP.           COM       492386107  8,978     117,647  SH       SOLE           117,647
 KEYSPAN CORP.              COM       49337W100  2,849      70,000  SH       SOLE           70,000
 MARTIN MARIETTA MATERI     COM       573284106  4,866      70,400  SH       SOLE           70,400
 MDU RESOURCES GROUP, I     COM       552690109  7,043     250,000  SH       SOLE           250,000
 MURPHY OIL CORP.           COM       626717102  14,436    276,400  SH       SOLE           276,400
 NABORS INDUSTRIES, LTD     COM       G6359F103  15,761    260,000  SH       SOLE           260,000
 NATIONAL FUEL GAS CO.      COM       636180101  5,782     200,000  SH       SOLE           200,000
 NEW JERSEY RESOURCES C     COM       646025106  13,389    277,500  SH       SOLE           277,500
 NEWFIELD EXPLORATION C     COM       651290108  6,781     170,000  SH       SOLE           170,000
 NOBLE CORP                 COM       G65422100  11,379    185,000  SH       SOLE           185,000
 NOBLE ENERGY INC.          COM       655044105  16,265    215,000  SH       SOLE           215,000
 OCCIDENTAL PETROLEUM C     COM       674599105  15,386    200,000  SH       SOLE           200,000
 PIONEER NATURAL RESOUR     COM       723787107  12,245    291,000  SH       SOLE           291,000
 PRECISION DRILLING COR     COM       74022D100  7,896     200,000  SH       SOLE           200,000
 QUESTAR CORP               COM       748356102  13,180    200,000  SH       SOLE           200,000
 ROHM & HAAS CO.            COM       775371107  9,268     200,000  SH       SOLE           200,000
 ROYAL DUTCH PETROLEUM, Y REG EUR .56 780257804  24,987    385,000  SH       SOLE           385,000
 SCHLUMBERGER LTD           COM       806857108  21,263    280,000  SH       SOLE           280,000
 SMURFIT-STONE CONTAINE     COM       832727101  3,051     300,000  SH       SOLE           300,000
 TOTAL S.A.             SPONSORED ADR 89151E109  14,022    120,000  SH       SOLE           120,000
 WILLIAMS COMPANIES,        COM       969457100  8,550     450,000  SH       SOLE           450,000
 WEATHERFORD INT'L. LTD     COM       G95089101  11,886    205,000  SH       SOLE           205,000
 XTO ENERGY                 COM       98385X106  14,559    428,333  SH       SOLE           428,333
                                                661,562
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